Comparative information 2021 - Summary of Investment Income (Detail) - Previously Reported [member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of Investment Income [line items]
Investment income	€ 4,893
IFRS4 and IAS39 [Member]
Disclosure of Investment Income [line items]
Interest income	3,536
Dividend income	1,327
Rental income	29
Investment income	4,893
Interest income on financial assets that are not carried at Fair value through profit or loss	3,047
IFRS4 and IAS39 [Member] | Financial assets impaired [member]
Disclosure of Investment Income [line items]
Interest income accrued on impaired financial assets	€ 53